Summary of Business and Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	May 14, 2008
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Initial public offering				14
Market segments	3
Interest cost, capitalized	$ 3,500,000	$ 3,700,000
Goodwill impairment charge	0	10,551,000	0
Trade accounts receivable - unaffiliated customers	97,000,000	113,200,000
Allowance for doubtful accounts	1,000,000	900,000
Bad debt expenses	98,000	156,000	214,000
Restricted cash	3,454,000	3,560,000
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Planned maintenance costs to be expensed as incurred	500,000
Trademarks
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Trademarks impairment charge	3,700,000
Customer Related Intangibles
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Finite-lived intangible assets, estimated useful lives	25 years
Patents
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years
Restructuring Charges
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Trademarks impairment charge	3,700,000
Fixed asset impairment charge	66,500,000
Intangibles and other assets | Asset retirement obligation
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restricted cash	$ 800,000	$ 800,000	$ 800,000